Financial instruments (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 12,284,805	₨ 11,179,671
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,066,625	2,067,397
Other financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	253,696	358,106
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	9,882,707	8,713,161
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 81,777	₨ 41,007